Financial Information of the Parent Company (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	April 30, 2026	October 31, 2025
	Unaudited
ASSETS
Current assets
Cash	$1,496,050	$64,182
Prepaid expenses, current	709,814	1,402,714
Interest receivable	3,500	10,500
Due from intercompany entity	3,586,339	1,395,600
Non-current assets
Investment in subsidiaries	7,706,888	$5,534,567
Prepaid expenses, non-current	—	105,000
Loan receivable	600,000	350,000
Deferred offering cost	—	19,884
Total assets	$14,102,591	$8,882,447

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable	24,000	$24,000
Due to intercompany entity	$132,312	1,130,776
Total liabilities	$156,312	$1,154,776

Shareholders’ equity
Class A Ordinary shares (US$0.0025 par value, 19,800,000 shares authorized, 1,615,128 and 450,000 shares issued and outstanding as of April 30, 2026 and October 31, 2025, respectively)	4,038	1,125
Class B Ordinary shares (US$0.0025 par value, 200,000 shares authorized, 200,000 shares issued and outstanding as of April 30, 2026 and October 31, 2025, respectively)	500	500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	11,257,406	4,222,882
Statutory reserve	666,232	512,732
Non-controlling interests	(2,217)	—
Retained earnings	1,893,290	3,118,706
Accumulated other comprehensive loss	128,530	(126,774)
Total shareholders’ equity	13,946,279	7,727,671
Total liabilities and shareholders’ equity	$14,102,591	$8,882,447

PARENT COMPANY BALANCE SHEETS

	October 31, 2025	October 31, 2024
ASSETS
Current assets
Cash	$64,182	$85,297
Prepaid expenses, current	1,402,714	—
Interest receivable	10,500	—
Due from intercompany entity	1,395,600	6,000
Non-current assets
Investment in subsidiaries	$5,534,567	$5,696,012
Prepaid expenses, non-current	105,000	—
Loan receivable	350,000	—
Deferred IPO cost	—	967,793
Deferred offering cost	19,884	—
Total assets	$8,882,447	$6,755,102

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable	$24,000	$—
Due to intercompany entity	1,130,776	1,737,793
Total liabilities	$1,154,776	$1,737,793

Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value, 495,000,000 shares authorized, 11,250,000 and 10,000,000 shares issued and outstanding as of October 31, 2025 and 2024, respectively)	1,125	1,000
Class B Ordinary shares (US$0.0001 par value, 5,000,000 shares authorized, 5,000,000 shares issued and outstanding as of October 31, 2025 and 2024, respectively)	500	500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	4,222,882	1,210,094
Statutory reserve	512,732	402,621
Retained earnings	3,118,706	3,551,019
Accumulated other comprehensive loss	(126,774)	(146,425)
Total shareholders’ equity	7,727,671	5,017,309
Total liabilities and shareholders’ equity	$8,882,447	$6,755,102

Schedule of Parent Company Statements of Income and Comprehensive Income

PARENT COMPANY STATEMENTS OF OPERATION AND COMPREHENSIVE (LOSS) INCOME

	For the six months ended April 30,
	2026	2025
	Unaudited	Unaudited
OPERATING EXPENSES	$(2,252,564)	$(613,077)
INCOME FROM SUBSIDIARIES	1,178,471	133,912

NET LOSS	(1,074,093)	(479,165)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	255,264	(131,684)
COMPREHENSIVE (LOSS) INCOME	$(818,829)	$(610,849)

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the years ended October 31,
	2025	2024	2023
OPERATING EXPENSES	$(1,388,694)	$(247,164)	$(231,540)
INCOME FROM SUBSIDIARIES	1,066,492	2,350,521	2,091,153

NET (LOSS) INCOME	(322,202)	2,103,357	1,859,613
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	19,651	99,298	(67,065)
COMPREHENSIVE (LOSS) INCOME	$(302,551)	$2,202,655	$1,792,548

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six months ended April 30,
	2026	2025
	Unaudited	Unaudited
Net cash used in operating activities	$(1,672,349)	$(120,882)
Net cash used in investing activities	(3,933,220)	(2,573,000)
Net cash provided by financing activities	7,037,437	3,035,285

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended October 31,
	2025	2024	2023
Net cash used in operating activities	$(2,682,408)	$(27,163)	$(31,540)
Net cash used in investing activities	(1,750,100)	(4,000)	(2,000)
Net cash provided by financing activities	4,141,180	105,000	45,000